CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Profit of the year from continuing operations	$ 7,789	$ 16,142	$ 3,473
Profit (loss) of the year from discontinued operations	3,019	(1,893)	152
Adjustments to reconcile net profit (loss) to cash flows generated by operating activities:	23,553	5,784	4,186
Changes in operating assets and liabilities	(11,426)	(3,385)	4,510
Net cash generated by operating activities	22,935	16,648	12,321
Cash flows from investing activities:
Payment for property, plant and equipment	(25,407)	(18,290)	(13,202)
Payment for acquisitions of intangible assets	(6)	0	(468)
Payment for financial assets	(110,026)	(19,247)	(61)
Payment for companies' acquisitions	0	0	(17,414)
Proceeds from property, plant and equipment sale	87	0	2,191
Proceeds from financial assets at amortized cost	108,848	15,129	7,717
Collections for sales of shares in companies and property, plant and equipment	17,240	548	645
Dividends received	735	40	135
(Proceeds) collection from loans	(167)	38	13
(Subscription) recovery of investment funds, net	9,436	(8,259)	(227)
Net cash used in investing activities from discontinued operations	0	(1,897)	(1,238)
Net cash generated by (used in) investing activities	740	(31,938)	(21,909)
Cash flows from financing activities:
Proceeds from borrowings	9,250	47,130	35,918
Payment of borrowings	(9,057)	(27,650)	(12,654)
Payment of borrowings interests	(5,004)	(4,072)	(3,212)
Payment for acquisition of own shares	(13,938)	(128)	0
Payments of dividends from subsidiaries to third parties	(82)	(74)	(77)
Repayment of own debt	(448)	(47)	(1,658)
Payment for the public offer for the acquisiton of subsidiaries' shares	0	0	(6,005)
Proceeds from sales of shares in subsidiaries	0	0	6
Net cash generated by (used in) financing activities from discontinued operations	1,565	(1,168)	(1,726)
Net cash (used in) generated by financing activities	(17,714)	13,991	10,592
Increase (decrease) in cash and cash equivalents	5,961	(1,299)	1,004
Cash and cash equivalents at the beginning of the year	1,179	2,613	1,282
Cash and cash equivalents at the begining of the year reclasified to assets classified as held for sale	238	(238)	0
Exchange difference generated by cash and cash equivalents	2,011	509	601
Loss on net monetary position generated by cash and cash equivalents	(292)	(406)	(274)
Increase (decrease) in cash and cash equivalents	5,961	(1,299)	1,004
Cash and cash equivalents at the end of the year	$ 9,097	$ 1,179	$ 2,613